Other Foreign Currency (Gains)/Losses (Tables)	12 Months Ended
Jan. 31, 2020
Other Foreign Currency Gainslosses
Disclosure of Detailed Information About Foreign Currency (Gains)/Losses

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s
- Fair value (gain)/loss on foreign exchange contracts	(729)	1,065	(502)
- Net foreign exchange loss/(gain)	114	(3,027)	(255)
	(615)	(1,963)	(757)